JUNIOR SUBORDINATED NOTES (Details)	1 Months Ended			3 Months Ended	12 Months Ended
	May 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Aug. 31, 2016 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	May 31, 2017 CAD ($)
Debt Instrument [Line Items]
Outstanding					$ 39,982,000,000		$ 34,677,000,000
Unamortized debt discount and issue costs					(241,000,000)		(174,000,000)
Long-term Debt						$ 750,000,000		$ 1,100,000,000
TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Outstanding					31,856,000,000		26,149,000,000
TRANSCANADA PIPELINES LIMITED | Junior subordinated notes
Debt Instrument [Line Items]
Outstanding					7,572,000,000		7,071,000,000
Unamortized debt discount and issue costs					(64,000,000)		(64,000,000)
Long-term Debt					7,508,000,000		7,007,000,000
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2067 | Junior subordinated notes
Debt Instrument [Line Items]
Outstanding					$ 1,364,000,000		$ 1,252,000,000
Effective Interest Rate					5.60%	5.60%	5.00%	5.00%
Debt instrument, face amount						$ 1,000,000,000
Stated interest rate					6.35%	6.35%			6.35%
Stated interest rate, period of time					10 years
Debt converted	$ 1,000,000,000
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2067 | Junior subordinated notes | LIBOR
Debt Instrument [Line Items]
Basis points (percent)	2.21%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2075 | Junior subordinated notes
Debt Instrument [Line Items]
Outstanding					$ 1,024,000,000		$ 939,000,000
Effective Interest Rate					6.50%	6.50%	5.90%	5.90%
Debt instrument, face amount						$ 750,000,000
Stated interest rate					5.875%	5.875%
Stated interest rate, period of time					10 years
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2076 | Junior subordinated notes
Debt Instrument [Line Items]
Outstanding					$ 1,637,000,000		$ 1,502,000,000
Effective Interest Rate					7.20%	7.20%	6.60%	6.60%
Debt instrument, face amount						$ 1,200,000,000
Stated interest rate					6.125%	6.125%
Stated interest rate, period of time					10 years
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2077 | Junior subordinated notes
Debt Instrument [Line Items]
Outstanding					$ 2,047,000,000		$ 1,878,000,000
Effective Interest Rate					6.20%	6.20%	5.60%	5.60%
Debt instrument, face amount						$ 1,500,000,000
Stated interest rate					5.55%	5.55%
Stated interest rate, period of time					10 years
TRANSCANADA PIPELINES LIMITED | Canadian junior subordinated debt, due 2077 | Junior subordinated notes
Debt Instrument [Line Items]
Outstanding					$ 1,500,000,000		$ 1,500,000,000
Effective Interest Rate					5.50%	5.50%	5.10%	5.10%
Debt instrument, face amount					$ 1,500,000,000
Stated interest rate					4.90%	4.90%
Stated interest rate, period of time					10 years
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2017-A | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount		$ 1,500,000,000.0		$ 1,500,000,000.0
Stated interest rate		5.55%		5.55%
Administrative charge percentage		0.25%		0.25%
Redemption price as a percentage of principal amount plus accrued and unpaid interest		100.00%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2017-A | March 2027 until March 2047 | Junior subordinated notes | LIBOR
Debt Instrument [Line Items]
Basis points (percent)		3.458%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2017-A | March 2047 until March 2077 | Junior subordinated notes | LIBOR
Debt Instrument [Line Items]
Basis points (percent)		4.208%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2017-B | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount									$ 1,500,000,000.0
Stated interest rate									4.90%
Administrative charge percentage									0.25%
Redemption price as a percentage of principal amount plus accrued and unpaid interest	100.00%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2017-B | May 2027 until May 2047 | Junior subordinated notes | LIBOR
Debt Instrument [Line Items]
Basis points (percent)	3.33%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2017-B | May 2047 to May 2077 | Junior subordinated notes | LIBOR
Debt Instrument [Line Items]
Basis points (percent)	4.08%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2016-A | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount			$ 1,200,000,000.0
Stated interest rate			6.125%
Administrative charge percentage			0.25%
Redemption price as a percentage of principal amount plus accrued and unpaid interest			100.00%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2016-A | August 2026 until August 2046 | Junior subordinated notes | LIBOR
Debt Instrument [Line Items]
Basis points (percent)			4.89%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2016-A | August 2046 to August 2076 | Junior subordinated notes | LIBOR
Debt Instrument [Line Items]
Basis points (percent)			5.64%
TransCanada Trust | Trust Notes - Series 2017-A | Notes payable
Debt Instrument [Line Items]
Debt instrument, face amount		$ 1,500,000,000.0		$ 1,500,000,000.0
Stated interest rate, period of time				10 years
TransCanada Trust | Trust Notes - Series 2017-A | First Ten Years | Notes payable
Debt Instrument [Line Items]
Stated interest rate		5.30%		5.30%
TransCanada Trust | Trust Notes - Series 2017-B | Notes payable
Debt Instrument [Line Items]
Debt instrument, face amount									$ 1,500,000,000.0
Stated interest rate, period of time	10 years
TransCanada Trust | Trust Notes - Series 2017-B | First Ten Years | Notes payable
Debt Instrument [Line Items]
Stated interest rate									4.65%
TransCanada Trust | Trust Notes - Series 2016-A | Notes payable
Debt Instrument [Line Items]
Debt instrument, face amount			$ 1,200,000,000.0
Stated interest rate, period of time			10 years
TransCanada Trust | Trust Notes - Series 2016-A | First Ten Years | Notes payable
Debt Instrument [Line Items]
Stated interest rate			5.875%